Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Preferred Stock
Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	200,000,000	200,000,000	200,000,000
Series A Convertible Preferred Stock
Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	200,000	200,000	200,000
Preferred Stock, shares issued	150,000	150,000	0
Preferred Stock, shares outstanding	150,000	150,000	0
Preferred Stock, liquidation preference, value	$ 152,472,054	$ 151,665,753
Class A Common stock
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	350,000,000	350,000,000	350,000,000
Common Stock, shares issued	52,453,575	51,435,124	50,437,059
Common Stock, shares outstanding	52,453,575	51,435,124	50,437,059
Class T Common stock
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	350,000,000	350,000,000	350,000,000
Common Stock, shares issued	7,852,830	7,699,893	7,533,790
Common Stock, shares outstanding	7,852,830	7,699,893	7,533,790